Long-term Debt (Details)		1 Months Ended	12 Months Ended
		Jul. 31, 2017 USD ($)	Oct. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Oct. 31, 2017 USD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
IfrsStatementLineItems [Line Items]
Interest expense on long-term debt							$ 12,812
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Interest expense on long-term debt		$ 15,000	$ 33,842
Loss on settlement of debt (Note 9) | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance			50,000		$ 552,173
Amortization of deferred financing costs					642
Settled in exchange for convertible promissory note					(500,000)
Interest expense on long-term debt
Debt repayments			(492,223)		(2,815)
Less: current portion
Ending Balance			50,000		50,000
Beginning Balance
Other gross	[1]				50,000
Other 1	[2]				500,000
Other					2,815
Other Net					552,815
Deferred financing costs					(1,170)
Amortization of deferred financing costs					528
Interest expense on long-term debt
Less: current portion			502,173
Carrying amount [member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance			50,000		552,173
Amortization of deferred financing costs					642
Settled in exchange for convertible promissory note					(500,000)
Interest expense on long-term debt
Debt repayments			(492,223)		(2,815)
Less: current portion
Ending Balance			50,000		50,000
Beginning Balance			552,173
Other gross	[1]				50,000
Other 1	[2]				500,000
Other					2,815
Other Net					552,815
Deferred financing costs					(1,170)
Amortization of deferred financing costs					528
Interest expense on long-term debt
Less: current portion			502,173
Ending Balance			50,000
Number of warrants issued to unitholders and warrant holders | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance			10,444		14,860
Amortization of deferred financing costs
Settled in exchange for convertible promissory note					(10,416)
Interest expense on long-term debt					6,000
Debt repayments			(205,678)
Less: current portion			10,444
Ending Balance					10,444
Beginning Balance			14,860
Other gross	[1]				4,444
Other 1	[2]				10,416
Other
Other Net					14,860
Deferred financing costs
Amortization of deferred financing costs
Interest expense on long-term debt					$ 14,860
Less: current portion			14,860
Ending Balance

[1]	On February 1, 2017: Principal of $50,000 with simple interest accrued at a rate of 12% per annum. Interest only payments due on the following: (i) $6,000 on each of July 1, 2018 and July 1, 2019 and interest and principal payment, $56,000 due on July 1, 2020. As at October 31, 2018, accrued interest of $10,444 (2017 - $4,444) was incurred.
[2]	On October 1, 2017: Principal of $500,000 with simple interest accrued at a rate of 25% per annum. During the year ended October 31, 2018, this Company formalized this debt by way of a convertible promissory note (see note 12(iii)). As at October 31, 2018, accrued interest of $Nil (2017 - $10,416) was incurred.